Income tax	12 Months Ended
Jun. 30, 2026
Income Tax
Income tax

12. Income tax

(a) Income tax expense

	2026 USD	2025 USD	2024 USD
Current tax expense	(432,192)	–	–
Current tax in respect of a prior year	(226,202)	–	–
Deferred tax benefit	544,523	–	–
	(113,871)	–	–

(b) Reconciliation of income tax expense to prima facie tax on accounting loss

	2026 USD	2025 USD	2024 USD
Loss before income tax	(24,542,490)	(1,972,954)	(1,715,375)
Prima facie tax benefit at the Australian corporate tax rate of 30% (2025 and 2024: 25%)	7,362,747	493,238	428,843
Tax effect of:
Share-based payments not deductible	(4,294,100)	–	–
Non-deductible expenses and other adjustments	(29,859)	–	–
Share of profit of equity-accounted investments, recognised net of tax	11,006	–	–
Effect of different tax rates in foreign jurisdictions	(341,576)	–	–
Current tax in respect of a prior year — VIS Networks Private Limited, Indian assessment year 2024-25	(226,202)	–	–
Current year tax losses not recognised	(2,683,655)	(371,095)	(428,843)
Temporary differences not recognised	(91,081)	(122,143)	–
Tax losses not previously recognised, utilised in the year	24,238	–	–
Difference between deferred tax recognised by the VIS entities and the tax effect of their results for the period	154,611	–	–
Income tax expense	(113,871)	–	–

Current tax assets of USD 80,828 (2025: nil) and current tax liabilities of USD 658,052 (2025: nil) at 30 June 2026 are amounts of income tax recoverable from and payable to tax authorities.

(c) Deferred tax

	2026 USD	2025 USD
Deferred tax assets	1,306,713	–
Deferred tax liabilities	(2,364)	–
Net deferred tax position	1,304,349	–

The deferred tax assets comprise tax losses of VIS Networks Private Limited of USD 622,848, deductible temporary differences of the VIS entities on the loss allowance on trade receivables of USD 580,369 and on employee benefit obligations of USD 15,196, and deductible temporary differences of VISNET Global Sdn Bhd of USD 12,924 and Visnet Technologies LLC of USD 20,730. The deferred tax liability of USD 2,364 relates to Visnet Technologies Pvt Ltd Corp and was raised in the period. Deferred tax assets of USD 764,224 were held by the acquired entities at 12 February 2026. No deferred tax has been recognised on fair value adjustments on the acquisitions of 12 February 2026, no fair value adjustments having been recognised pending completion of the purchase price allocations.

(d) Movement in deferred tax balances

USD	At 1 July 2025	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Exchange differences and other movements	At 30 June 2026
Tax losses	–	186,788	450,265	(2,969)	(11,236)	622,848
Employee benefit obligations	–	124,298	(104,585)	–	(4,517)	15,196
Property, plant and equipment	–	–	–	–	–	–
Right-of-use assets and lease liabilities	–	–	–	–	–	–
Expected credit losses	–	418,948	146,159	–	15,262	580,369
Contract liabilities	–	–	–	–	–	–
Other	–	34,190	52,684	–	(938)	85,936
Net deferred tax asset	–	764,224	544,523	(2,969)	(1,429)	1,304,349

(e) Unrecognised deferred tax assets

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available in the relevant jurisdictions against which the Group can use the benefits.

	2026 USD	2025 USD
Unused tax losses	5,614,050	1,570,104
Deductible temporary differences	2,286,397	488,572
	7,900,447	2,058,676

The unused tax losses are Australian tax losses, which do not expire under current tax legislation, subject to the continuity of ownership and similar business tests. The amounts are the gross tax losses and deductible temporary differences, translated at the closing rate.

(f) Global minimum top-up tax

The OECD Pillar Two model rules apply to multinational groups with annual consolidated revenue of EUR 750 million or more in at least two of the four preceding fiscal years. The Group’s consolidated revenue is below that threshold and the Group is not within the scope of the rules. No current tax in respect of Pillar Two income taxes has been recognised, and the Group applies the exception in IAS 12 paragraph 4A from recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.